Prepaid Expenses and Deposits, Note (Details) (USD $)	12 Months Ended		0 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 23, 2013	Dec. 31, 2013	Dec. 31, 2014	Feb. 07, 2012
Deposits	$ 12,342			12,342	$ 3,382	$ 5,000
Legal expenses	623,423
Marketing Agreement
Common stock issued for services		350,000
Value of common stock issued for services		175,000
Consulting expense recognized	122,500
Consulting Agreement
Common stock issued for services			500,000	340,000
Value of common stock issued for services	420,000				1,109,500
Consulting expense recognized					1,075,438
Remaining prepaid balance					$ 37,042